Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,645,740,999.46	43,700		55.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$320,400,000.00	4.057%		October 15, 2026
Class A-2a Notes	$325,000,000.00	3.88%		June 15, 2028
Class A-2b Notes	$217,400,000.00	3.89301%	*	June 15, 2028
Class A-3 Notes	$542,400,000.00	3.91%		April 15, 2030
Class A-4 Notes	$94,800,000.00	3.95%		July 15, 2031
Class B Notes	$47,370,000.00	4.24%		July 15, 2031
Class C Notes	$31,570,000.00	0.00%		March 15, 2033
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.30%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,498,399.34

Principal:
Principal Collections	$29,571,876.13
Prepayments in Full	$17,153,896.12
Liquidation Proceeds	$631,835.46
Recoveries	$55,027.62
Sub Total	$47,412,635.33
Collections	$52,911,034.67

Purchase Amounts:
Purchase Amounts Related to Principal	$32,913.83
Purchase Amounts Related to Interest	$114.00
Sub Total	$33,027.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,944,062.50

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,944,062.50
Servicing Fee	$1,005,495.85	$1,005,495.85	$0.00	$0.00	$51,938,566.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$51,938,566.65
Interest - Class A-2a Notes	$810,030.61	$810,030.61	$0.00	$0.00	$51,128,536.04
Interest - Class A-2b Notes	$543,665.03	$543,665.03	$0.00	$0.00	$50,584,871.01
Interest - Class A-3 Notes	$1,767,320.00	$1,767,320.00	$0.00	$0.00	$48,817,551.01
Interest - Class A-4 Notes	$312,050.00	$312,050.00	$0.00	$0.00	$48,505,501.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,505,501.01
Interest - Class B Notes	$167,374.00	$167,374.00	$0.00	$0.00	$48,338,127.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,338,127.01
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$48,338,127.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$48,338,127.01
Regular Principal Payment	$51,009,109.25	$48,338,127.01	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,944,062.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$48,338,127.01
Total					$48,338,127.01

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$28,963,663.86	$89.12	$810,030.61	$2.49	$29,773,694.47	$91.61
Class A-2b Notes	$19,374,463.15	$89.12	$543,665.03	$2.50	$19,918,128.18	$91.62
Class A-3 Notes	$0.00	$0.00	$1,767,320.00	$3.26	$1,767,320.00	$3.26
Class A-4 Notes	$0.00	$0.00	$312,050.00	$3.29	$312,050.00	$3.29
Class B Notes	$0.00	$0.00	$167,374.00	$3.53	$167,374.00	$3.53
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$48,338,127.01	$30.61	$3,600,439.64	$2.28	$51,938,566.65	$32.89

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$250,524,930.32	0.7708459	$221,561,266.46	0.6817270
Class A-2b Notes	$167,581,907.24	0.7708459	$148,207,444.09	0.6817270
Class A-3 Notes	$542,400,000.00	1.0000000	$542,400,000.00	1.0000000
Class A-4 Notes	$94,800,000.00	1.0000000	$94,800,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,134,246,837.56	0.7183597	$1,085,908,710.55	0.6877454

Pool Information
Weighted Average APR	5.315%	5.325%
Weighted Average Remaining Term	48.64	47.88
Number of Receivables Outstanding	36,175	35,135
Pool Balance	$1,206,595,024.71	$1,158,560,084.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,160,817,736.26	$1,114,816,700.18
Pool Factor	0.7331622	0.7039747

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,371.48
Yield Supplement Overcollateralization Amount	$43,743,384.22
Targeted Overcollateralization Amount	$75,322,356.09
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,651,373.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,371.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,371.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,371.48

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$644,418.77
(Recoveries)		11	$55,027.62
Net Loss for Current Collection Period			$589,391.15
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5862%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5037%
Second Prior Collection Period			0.3962%
Prior Collection Period			0.1684%
Current Collection Period			0.5981%
Four Month Average (Current and Prior Three Collection Periods)			0.4166%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		621	$2,593,316.76
(Cumulative Recoveries)			$131,067.57
Cumulative Net Loss for All Collection Periods			$2,462,249.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1496%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,176.03
Average Net Loss for Receivables that have experienced a Realized Loss			$3,964.97

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.77%	224	$8,925,912.76
61-90 Days Delinquent	0.13%	36	$1,473,568.92
91-120 Days Delinquent	0.02%	5	$188,276.63
Over 120 Days Delinquent	0.01%	1	$81,678.33
Total Delinquent Receivables	0.92%	266	$10,669,436.64

Repossession Inventory:
Repossessed in the Current Collection Period		27	$1,131,639.29
Total Repossessed Inventory		43	$1,950,881.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0944%
Prior Collection Period			0.1327%
Current Collection Period			0.1195%
Three Month Average			0.1155%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1505%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	10

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	89	$4,012,637.49
2 Months Extended	142	$6,318,066.62
3+ Months Extended	25	$1,176,095.80

Total Receivables Extended	256	$11,506,799.91
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer